Cumulative Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2024
Cumulative Preferred Stock [Abstract]
Summary of Cumulative Preferred Stock
Authorized:
Unlimited number of First Preferred shares, issuable in

series.
Unlimited number of Second Preferred shares, issuable in

series.
December 31, 2024 December 31, 2023
Annual Dividend Redemption Issued and Net Issued and
Net

Per Share Price per share Outstanding Proceeds Outstanding Proceeds
Series A $ 0.5456 $ 25.00 4,866,814 $

119 4,866,814 $

119
Series B Floating $ 25.00 1,133,186 $

28 1,133,186 $

28
Series C $ 1.6085 $ 25.00 10,000,000 $

245 10,000,000 $

245
Series E $ 1.1250 $ 25.00 5,000,000 $

122 5,000,000 $

122
Series F $ 1.0505 $ 25.00 8,000,000 $

195 8,000,000 $

195
Series H $ 1.5810 $ 25.00 12,000,000 $

295 12,000,000 $

295
Series J $ 1.0625 $ 25.00 8,000,000 $

196 8,000,000 $

196
Series L $ 1.1500 $ 26.00 9,000,000 $

222 9,000,000 $

222
Total 58,000,000 $

1,422 58,000,000 $

1,422
Characteristics of the First Preferred Shares:
First Preferred Shares
(1)(2)
Annual
Dividend
Rate
(%)
Current
Annual
Dividend

($)
Minimum

Reset
Dividend
Yield (%)
Earliest Redemption
and/or Conversion
Option Date
Redemption
Value

($)
Right to
Convert on
a one for
one basis
Fixed rate reset
(3)(4)

Series A
2.182 0.5456 1.84 August 15, 2025 25.00

Series B

Series C
6.434 1.6085 2.65 August 15, 2028 25.00

Series D

Series F
(5)(6)
4.202 1.0505 2.63 February 15, 2025 25.00

Series G
Minimum rate reset
(3)(4)

Series B
2.393 Floating 1.84 August 15, 2025 25.00

Series A

Series H
6.324 1.5810 4.90 August 15, 2028 25.00

Series I

Series J
4.250 1.0625 4.25 May 15, 2026 25.00

Series K
Perpetual fixed rate

Series E
(7)
4.500 1.1250

25.00

Series L
(8)
4.600 1.1500 November 15, 2026 26.00

(1) Holders are entitled to receive fixed or

floating cumulative cash dividends when declared

by the Board of Directors of the Corporation.
(2) On or after the specified redemption dates,

the Corporation has the option to redeem

for cash the outstanding First Preferred Shares,

in
whole or in part, at the specified per share redemption

value plus all accrued and unpaid dividends up

to but excluding the dates fixed for
redemption.
(3) On the redemption and/or conversion option

date the reset annual dividend per share

will be determined by multiplying $
25.00

per share
by the annual fixed or floating dividend rate,

which for Series A, C, F and H is the sum

of the five-year Government of Canada
Bond Yield on the applicable reset date, plus the applicable reset dividend yield (Series H annual

reset rate must be a minimum of
4.90

per
cent) and for Series B equals the Government

of Treasury Bill Rate on the applicable reset date,

plus
1.84

per cent.
(4) On each conversion option date, the holders

have the option, subject to certain conditions,

to convert any or all of their Shares into an
equal number of Cumulative Redeemable

First Preferred Shares of a specified

series. The Company has the right to redeem

the outstanding Preferred Shares, Series

D, Series G and Series I shares without

the consent of the holder every five years

thereafter for
cash, in whole or in part at a price of

$
25.00

per share plus all accrued and unpaid dividends

up to but excluding the date fixed for redemption
and $ 25.50

per share plus all accrued and unpaid dividends

up to but excluding the date fixed for redemption

in the case
of redemptions on any other date after August

15, 2028, February 15, 2025 and August

15, 2028, respectively. The reset dividend yield for
Series I equals the Government of Treasury Bill Rate on

the applicable reset date, plus
2.54

per cent.
(5) On January 8, 2025, Emera announced

that it would not redeem the outstanding Preferred

Shares, Series F on February 15, 2025.

During
the conversion period between January 15,

2025 and January 31,2025, subject to

certain conditions, the holders of Series

F shares had the
right, at their option, to convert all or

any of their Series F shares, on a one-for-one

basis into Cumulative Floating Rate

First Preferred Shares,
Series G on February 15, 2025. On February

6, 2025, Emera announced after having taken

into account all conversion notices received

from
holders, no Series F were converted

into Series G shares.
(6) On January 16, 2025, Emera announced

that the annual fixed dividend per share

for Series F shares will be reset from $
1.0505

to $
1.4372
for the five-year period from and including

February 15, 2025.
(7) First Preferred Shares, Series E are redeemable

at $
25.00

per share.
(8) First Preferred Shares, Series L are redeemable

at $
26.00

on or after November 15, 2026 to

November 15, 2027, decreasing $
0.25

each
year until November 15, 2030 and $ 25.00

per share thereafter.